Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before income taxes for the years ended December 31, 2016, 2015 and 2014 consisted of:

(in thousands)	2016	2015	2014
Pretax income in The Netherlands	$20,695	$1,310	$(4,931)
Pretax income from foreign operations	36,213	134,993	124,320
	$56,908	$136,303	$119,389

Provision for Income Taxes
Income taxes for the years ended December 31, 2016, 2015 and 2014 are as follows:

(in thousands)	2016	2015	2014
Current—The Netherlands	$6,043	$973	$936
—Foreign	36,536	41,862	41,667
	42,579	42,835	42,603
Deferred—The Netherlands	188	250	317
—Foreign	(66,162)	(36,684)	(40,464)
	(65,974)	(36,434)	(40,147)
Total income tax expense (benefit)	$(23,395)	$6,401	$2,456

Schedule of Statutory Rate and Effective Tax Rate
The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and our reported income taxes and effective tax rate for the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016		2015		2014
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$14,227	25.0%	$34,076	25.0%	$29,847	25.0%
Taxation of foreign operations, net(1)	(43,265)	(76.0)	(36,407)	(26.7)	(29,958)	(25.1)
Tax impact from non-deductible items	5,938	10.4	14,219	10.4	10,263	8.6
Tax impact from tax-exempt income(2)	(3,331)	(5.9)	(5,810)	(4.3)	(2,589)	(2.2)
Tax contingencies, net	1,761	3.1	1,163	0.9	4,409	3.7
Taxes due to changes in tax rates	399	0.7	(836)	(0.6)	330	0.3
Government incentives and other deductions(3)	(2,543)	(4.5)	(2,754)	(2.0)	(8,617)	(7.2)
Prior year taxes	1,411	2.5	(1,201)	(0.9)	(1,950)	(1.6)
Valuation allowance	1,521	2.7	3,450	2.5	—	—
Other items, net	487	0.9	501	0.4	721	0.6
Total income tax expense (benefit)	$(23,395)	(41.1)%	$6,401	4.7%	$2,456	2.1%

  ____________________
(1) Our effective tax rate reflects the benefit of our global operations where certain income or loss is taxed at rates higher or lower than The Netherlands’ statutory rate of 25% as well as the benefit of some income being partially exempt from income taxes due to various intercompany operating and financing activities. The most significant tax benefits from these foreign operations and financing activities are attributable to subsidiaries in Germany, Singapore, Switzerland, Ireland and Luxembourg. These foreign tax benefits are due to a combination of favorable tax laws, regulations, rulings, and exemptions in these jurisdictions. Additionally, in 2016 and 2014, in certain foreign jurisdictions (primarily Germany and the United States), we recorded acquisition related and impairment charges which reduced pretax income in these higher tax jurisdictions.
(2) The impact from tax-exempt income primarily reflects The Netherlands’ benefit of the 2006 and 2004 Notes discussed in Note 15 “Lines of Credit and Debt.” These notes were redeemed in 2014 and 2015, respectively, and accordingly the related income tax benefit of $2.6 million in 2014, did not and will not impact our effective tax rate in 2015 and beyond. In 2016, tax-exempt income includes nontaxable income in the U.S. from the release of contingent consideration accruals and nontaxable dividend income in Switzerland.
(3) Government incentives include favorable tax regulations primarily in France in 2014 and the United States relating to research and development expense as well as the United States Internal Revenue Code Section 199 domestic production activities deduction.

Changes in Gross Amounts of Unrecognized Tax Benefits
Changes in the amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
BALANCE AT DECEMBER 31, 2014	$16,002
Additions based on tax positions related to the current year	2,018
Additions for tax positions of prior years	2,640
Settlements with taxing authorities	(2,988)
Reductions due to lapse of statute of limitations	(747)
Decrease from currency translation	(190)
BALANCE AT DECEMBER 31, 2015	$16,735
Additions based on tax positions related to the current year	4,218
Additions for tax positions of prior years	5,162
Decrease for tax position of prior years	(6,796)
Settlements with taxing authorities	—
Reductions due to lapse of statute of limitations	(288)
Decrease from currency translation	(737)
BALANCE AT DECEMBER 31, 2016	$18,294

Components of Net Deferred Tax Liabilities
The components of the net deferred tax asset and liability at December 31, 2016 and 2015 are as follows:

	2016		2015
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carryforwards	$46,627	$—	$25,771	$—
Accrued and other current liabilities	24,663	—	22,648	—
Inventories	2,919	(1,567)	2,394	(1,060)
Allowance for bad debts	1,060	(451)	1,121	(465)
Currency revaluation	3,474	(73)	934	(132)
Property, plant and equipment	2,096	(19,733)	1,859	(27,854)
Capital lease	830	—	1,793	—
Tax credit carryforwards	915	—	1,110	—
Unremitted profits and earnings	—	(923)	—	(902)
Intangible assets	586	(137,682)	272	(150,594)
Share-based compensation	20,282	—	20,841	—
Deferred interest deductions	76,793	—	54,307	—
Convertible debt	12,313	—	13,765	—
Other	2,652	(1,507)	2,080	(1,154)
	195,210	(161,936)	148,895	(182,161)
Valuation allowance	(5,511)	—	(3,703)	—
	$189,699	$(161,936)	$145,192	$(182,161)
Net deferred tax assets (liabilities)		$27,763		$(36,969)